PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

As of September 30, 2022 and December 31, 2021, property and equipment consist of the following (in thousands):

	September 30,	December 31,
	2022	2021

Furniture and equipment	$1,277	$1,394
Leasehold improvements	2,479	2,387
Construction in progress	806	212
Molds	75	75
Gross property and equipment	4,637	4,068
Less accumulated depreciation	(1,593)	(1,243)

Net Property and equipment	$3,044	$2,825

Leasehold improvements relate to the Vivos Institute (the Company’s 15,000 square foot facility where the Company provides advanced post-graduate education and certification to dentists, dental teams, and other healthcare professionals in a live and hands-on setting) and the two Company-owned dental centers in Colorado. Total depreciation and amortization expense was $0.2 million and $0.1 million for the three months ended September 30, 2022 and 2021, respectively, and $0.5 million and $0.3 million for the nine months ended September 30, 2022 and 2021, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2021 and 2020, property and equipment consist of the following (in thousands):

	December 31,
	2021	2020

Furniture and equipment	$1,394	$936
Leasehold improvements	2,387	519
Construction in progress	212	143
Molds	75	75
Gross property and equipment	4,068	1,673
Less accumulated depreciation	(1,243)	(801)

Net Property and equipment	$2,825	$872

Leasehold improvements relate to the Vivos Institute and the two Company-owned dental centers in Colorado. Total depreciation and amortization expense was $0.4 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.